UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004 Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 28-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  October 27, 2004

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
28-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included
Managers: NONE



Form 13F Information
Table Entry Total:  36



Form 13F Information
Table Value Total: 169763(thousands)

List of Other Included
Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHRS OR    SH/ INVESTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000) PRN AMT    PRN DISCRETN   MANAGERS    SOLE     SHARED  NONE
----------------------    ---------------     ------------ -------- ----------
AIRTRAN HOLDINGS          COM                    00949P108      3941     395700SH        SOLE                395700
ALLSTATE                  COM                    020002101      4886     101805SH        SOLE                101805
AMERICAN INDEPENDENC      COM  NEW               026760405       299      20000SH        SOLE                 20000
ANADARKO PETRO            COM                    032511107      6051      91191SH        SOLE                 91191
BAXTER INT'L              COM                    071813109      7109     221050SH        SOLE                221050
BED BATH & BEYOND         COM                    075896100      6613     178200SH        SOLE                178200
CISCO                     COM                    17275R102      2723     150450SH        SOLE                150450
COMCAST SPL A             CL A SPL               20030N200      4231     151550SH        SOLE                151550
COSTCO                    COM                    22160K105      7845     188999SH        SOLE                188999
DEERE & CO                COM                     244199105     4591      71126SH        SOLE                 71126
FIFTH THIRD BANC          COM                     316773100     6727     136681SH        SOLE                136681
GANNETT INC               COM                     364730101     6458      77097SH        SOLE                 77097
GEN AMER INVS             COM                     368802104     2290      77560SH        SOLE                 77560
HEARTLAND PRTNRS          UT LTD PARTNER          422357103      224      48400SH        SOLE                 48400
HOME DEPOT                COM                     437076102     5757     146850SH        SOLE                146850
ILLINOIS TOOL WKS         COM                     452308109     6065      65099SH        SOLE                 65099
INDEPENDENCE HLDG         COM  NEW                453440307     1177      66600SH        SOLE                 66600
INTEL CORP                COM                     458140100     4071     202950SH        SOLE                202950
INTERPUBLIC GRP           COM                     460690100     3584     338434SH        SOLE                338434
JOHNSON & JOHNSON         COM                     478160104     7103     126100SH        SOLE                126100
JP MORGAN CHASE           COM                    46625H100      4184     105300SH        SOLE                105300
KIMBERLY CLARK            COM                     494368103     6401      99099SH        SOLE                 99099
LAMAR ADVERT              CL A                    512815101     5312     127650SH        SOLE                127650
MEDIMMUNE                 COM                     584699102     3648     153945SH        SOLE                153945
MOLEX INC CL A            CL A                    608554200     6650     252650SH        SOLE                252650
NABORS INDUSTRIES         COM                    G6359F103      4090      86371SH        SOLE                 86371
REGENERON                 COM                    75886F107       532      61343SH        SOLE                 61343
SCHERING PLOUGH           COM                     806605101     5579     292699SH        SOLE                292699
SMURFIT-STONE             COM                     832727101     5645     291442SH        SOLE                291442
TEMPLE INLAND             COM                     879868107     6677      99432SH        SOLE                 99432
TEXAS INSTRU              COM                     882508104     4335     203700SH        SOLE                203700
TIME WARNER               COM                     887317105     7490     464076SH        SOLE                464076
TIME WARNER TELECOM       CL A                    887319101       67      14000SH        SOLE                 14000
TYCO INT'L                COM                     902124106     6886     224600SH        SOLE                224600
VIACOM CL B               CL B                    925524308     6044     180100SH        SOLE                180100
WATERS CORP               COM                     941848103     4478     101551SH        SOLE                101551